Trade and other receivables - Credit Loss Allowance (Details) - Trade receivables - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss allowance, beginning of period	£ 53	£ 51	£ 51
Exchange adjustments	2	(1)
Charge for the year	14	33
Subsequent recoveries of amounts provided for	19	30
Utilised	(9)
Expected credit loss allowance, end of period	£ 41	£ 53	£ 41